REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE
Schedule of revenue by metal

	For the year ended
	December 31,	December 31,
	2018	2017
Gold revenue	$452,253	$175,793
Silver revenue	5,362	1,994
Revenue from contracts with customers	$457,615	$177,787
(Loss) gain on trade receivables at fair value	(3,059)	146
	$454,556	$177,933

Schedule of revenue from contracts with customers

	For the year ended
	December 31,	December 31,
	2018	2017
Gold revenue - doré	$315,068	$122,684
Gold revenue - concentrate	137,185	53,109
Silver revenue - concentrate	3,120	1,345
Silver revenue - doré	2,242	649
	$457,615	$177,787